Consolidated Statement of Changes in Equity - USD ($)	Share Capital Previously Reported	Share Capital	Additional paid in Capital Previously Reported	Additional paid in Capital	Accumulated Losses Previously Reported	Accumulated Losses	Foreign currency translation reserve Previously Reported	Foreign currency translation reserve	Previously Reported	Total
Balance at Dec. 31, 2022	$ 5,223,960				$ (173,674)		$ 306,952		$ 5,357,238
Total comprehensive loss						$ (2,204,662)		$ 687,401		$ (1,517,261)	[1]
Retroactive application of business combination (Note 4)	(5,215,828)		5,215,828
Balance at Dec. 31, 2023	$ 8,132	8,132	$ 5,215,828	5,215,828	$ (173,674)	(2,378,336)	$ 306,952	994,353	$ 5,357,238	3,839,977
Total comprehensive loss						(6,497,449)		(1,159,811)		(7,657,260)	[1]
Retroactive application of business combination (Note 4)		8,324		5,183,235						5,191,559
Balance at Dec. 31, 2024		16,456		10,399,063		(8,875,785)		(165,458)		1,374,276
Total comprehensive loss						(26,713,293)		(138,963)		(26,852,256)
Issuance of shares related to the business combination (Note 4,10)		3,865		17,289,364						17,293,229
Cost of issuance				(5,741,905)						(5,741,905)
Investment in HOA		3,094		15,492,688						15,495,782
Cancellation of shares		(12)		(7,692)						(7,704)
Stock compensation expense (Note 10)				15,550,314						15,550,314
Balance at Dec. 31, 2025		$ 23,403		$ 52,981,832		$ (35,589,078)		$ (304,421)		$ 17,111,736

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.